Consolidated Statement of Changes in Stockholders' Equity (Deficit) [Parenthetical] (USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2005	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2008	Jun. 30, 2006
Issuance price per share of stock issued on June for cash	$ 0.000105
Issuance price per share of stock issued on June for cash	$ 0.000105
Issuance price per share of stock issued on March for cash						$ 0.001056
Issuance price per share of stock issued on February for cash					$ 0.019
Issuance price per share of stock issued to the officer on October for services				$ 0.0032
Issuance price per share of stock issued on November for private placement			$ 0.05	$ 0.25
Offering cost of stock sold on November for private placement (in dollars)				$ 42,392
Issuance price per share of stock issued on November for private placement			$ 0.05	$ 0.25
Offering cost of stock sold on November for private placement (in dollars)				5,350
Issuance price per share of stock issued on November for private placement				$ 0.25
Offering cost of stock issued on November for private placement (in dollars)				31,243
Issuance price per share of stock issued on December for private placement				$ 0.25
Offering cost of stock issued on December for private placement (in dollars)				4,859
Issuance price per share of stock issued on December for private placement			$ 0.15	$ 0.25
Offering cost of stock sold on December for private placement (in dollars)				76,632
issuance price per share of stock issued to a consultant on December for services				$ 0.61
Issuance price per share of stock issued to a consultant on February for services				$ 0.93
Exercise price per share of stock issued for acquisition of mineral rights			$ 0.39	$ 0.91
Issuance price per share of stock issued on June for private placement				$ 0.25
Offering cost of stock sold on June for private placement (in dollars)				250,204
Issuance price per share of stock issued on July for private placement			$ 0.25
Offering cost of stock sold on July for private placement (in dollars)			47,245
Issuance price per share of stock issued on August for services			$ 0.30
Issuance price per share of stock issued on September for private placement			$ 0.25
Offering cost of stock sold on September for private placement (in dollars)			4,757
Issuance price per share of stock issued on December for services			$ 0.231
Offering cost of stock sold on December for private placement (in dollars)			56,843
Offering cost of stock sold on December for private placement (in dollars)			100,616
Issuance price per share of stock issued on December for private placement			$ 0.15
Offering cost of stock sold on December for private placement (in dollars)			8,125
Issuance price per share of stock issued on January for private placement			$ 0.15
Offering cost of stock sold on January for private placement (in dollars)			41,033
Issuance price per share of stock issued on February for private placement			$ 0.15
Offering cost of stock sold on February for private placement (in dollars)			16,470
Exercise price per share of stock issued on February for cash			$ 0.05
Issuance price per share of stock issued on February for cash			$ 0.05
Issuance price per share of stock issued on February for legal services			$ 0.385
Issuance price per share of stock issued on February for Lacus settlement			$ 0.385
Issuance price per share of stock issued on February for Compensation Modification Agreement			$ 0.385
Issuance price per share of stock issued on February for Settlement Agreement			$ 0.385
Issuance price per share of stock issued on February for salary			$ 0.385
Issuance price per share of stock issued on February for bonus			$ 0.38
Issuance price per share of stock issued on March for cash			$ 0.15
Issuance price per share of stock issued on March for Puna Lithium settlement			$ 0.32
Issuance price per share of stock issued on April for cash			$ 0.15
Issuance price per share of warrants issued on May for cash			$ 0.05
Issuance price per share of stock issued on May for private placement			$ 0.27
Offering cost of stock sold on May for private placement (in dollars)			737,271
Issuance price per share of stock issued for acquisition of mineral rights			$ 0.25
Issuance price per share of stock issued to the officer on June for services			$ 0.22
Issuance price per share of warrants issued on August September and October for cash		$ 0.05
Common stock sold, per share on September 2011 to Posco		$ 0.21
Offering cost of stock sold on September for private placement (in dollars)		$ 685,944